SIENNA RESOURCES, INC.
                             70160 Sun Valley Drive
                             Rancho Mirage, CA 92270
                            Telephone 1-760-799-6688
                           siennaresources1@yahoo.com


January 13, 2009

Mr. H. Roger Schwall, Assistant Director
U.S. Securities and Exchange Commission
Office of Small Business
Division of Corporate Finance
Washington, DC 20549

Re: Sienna Resources.
    Post-Effective Amendment to Registration Statement on Form S-1 File Number: 333-152023

Dear Mr. Schwall:

This letter shall serve as notification that the company has filed a post-effective amendment to the Registration Statement on Form S-1 that became effective on July 17, 2008. The purpose of the amendment is to notify potential investors that the offering had been extended an additional 90 days per a vote of the board of directors. To date no shares have been sold under the registration. No other changes were made to the prospectus other than including the latest reviewed financials dated September 30, 2008.

Very truly yours,


/s/ Julie Carter
-------------------------------
Julie Carter, President